CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Allowance for Doubtful Accounts Receivable	$ 33,760	$ 29,074
Provision for doubtful accounts net investment in direct financing and sales-type leases	3	22
Short-term Debt	98,142	155,342
Note financing payables	79,374	0
Long-term Debt	3,271	2,451
Long-term payables, current portion	161	899
Accounts Payable	11,969	5,692
Accounts Payable, Related Parties	45,330	108,211
Other Payables and Accrued Liabilities	31,438	20,121
Due to Affiliate	10,241	25,644
Customer Deposits	7,844	4,912
Taxes Payable	3,442	2,511
Long-term borrowings	13,086	14,708
Long-term bonds payable	101,837	0
Long-term payables	$ 5,197	$ 9,102
Preferred Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized (in shares)	1,000,000	1,000,000
Preferred Stock, Shares Issued (in shares)	0	0
Common Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001
Common Stock, Shares Authorized (in shares)	100,000,000	100,000,000
Common Stock, Shares, Issued (in shares)	23,549,644	23,549,644
Common Stock, Shares, Outstanding (in shares)	23,549,644	23,549,644
Variable Interest Entity
Short-term Debt	$ 81,785	$ 138,912
Note financing payables	0	0
Long-term Debt	0	0
Long-term payables, current portion	0	0
Accounts Payable	798	384
Accounts Payable, Related Parties	45,330	106,525
Other Payables and Accrued Liabilities	14,191	13,206
Due to Affiliate	1,068	1,002
Customer Deposits	2,585	460
Taxes Payable	1,326	1,508
Long-term borrowings	0	0
Long-term bonds payable	0	0
Long-term payables	$ 5,197	$ 9,102